INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax assets at December 31, 2019 and 2018 consist of net operating loss carryforwards and differences in the book basis and tax basis of intangible assets.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2019 and 2018 were as follows:

	Years Ended December 31,
	2019	2018
Income tax benefit at U.S. statutory rate of 21%	$(518,885)	$(331,986)
State income taxes	(88,952)	(56,912)
Non-deductible expenses	26,943	110,165
Change in valuation allowance	580,894	278,733
Total provision for income tax	$—	$—

The Company’s approximate net deferred tax assets as of December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating loss carryforward	$5,224,941	$4,653,240
Intangible assets	53,995	80,472
Allowance for bad debt	35,670	-
	5,314,606	4,733,712
Valuation allowance	(5,314,606)	(4,733,712)
Net deferred tax assets	$—	$—

The gross operating loss carryforward was approximately $21,239,598 and $18,915,611 at December 31, 2019 and 2018, respectively. The Company provided a valuation allowance equal to the deferred income tax assets for the years ended December 31, 2019 and 2018 because it was not known whether future taxable income will be sufficient to utilize the loss carryforward and other deferred tax assets. The increase in the valuation allowance was $580,894 in 2019.

The potential tax benefit arising from the net operating loss carryforward of $4,357,876 from the period prior to January 1, 2018 will expire in 2037. The potential tax benefit arising from the net operating loss carryforward of $867,065 from the period following to the Act’s effective date can be carried forward indefinitely within the annual usage limitations.

Additionally, the future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership or business changes that may occur in the future. The Company has not conducted a study to determine the limitations on the utilization of these net operating loss carryforwards. If necessary, the deferred tax assets will be reduced by any carryforward that may not be utilized or expires prior to utilization as a result of such limitations, with a corresponding reduction of the valuation allowance.

The Company does not have any uncertain tax positions or events leading to uncertainty in a tax position. The Company’s 2019, 2018 and 2017 Corporate Income Tax Returns are subject to Internal Revenue Service examination.